Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2017
Loans and Allowance for Loan Losses [Abstract]
Recorded investment in loans by loan class
The following tables present the recorded investment in loans by loan class:

	December 31, 2017
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$149,368	12,524	161,892
Other	23,606	709	24,315
Real estate mortgage - 1 to 4 family:
First mortgages	2,286,148	765,929	3,052,077
Home equity loans	66,455	13,989	80,444
Home equity lines of credit	263,275	45,641	308,916
Installment	7,141	1,622	8,763
Total loans, net	$2,795,993	840,414	3,636,407
Less: Allowance for loan losses			44,170
Net loans			$3,592,237

	December 31, 2016
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$151,366	12,243	163,609
Other	27,539	46	27,585
Real estate mortgage - 1 to 4 family:
First mortgages	2,158,904	665,183	2,824,087
Home equity loans	60,892	10,754	71,646
Home equity lines of credit	286,586	48,255	334,841
Installment	7,048	1,770	8,818
Total loans, net	$2,692,335	738,251	3,430,586
Less: Allowance for loan losses			43,890
Net loans			$3,386,696

* Includes New York, New Jersey, Vermont, and Massachusetts.

Recorded investment in non-accrual loans by loan class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2017
(dollars in thousands)	New York and other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$1,443	-	1,443
Other	100	-	100
Real estate mortgage - 1 to 4 family:
First mortgages	16,654	2,259	18,913
Home equity loans	93	-	93
Home equity lines of credit	3,603	130	3,733
Installment	57	-	57
Total non-accrual loans	21,950	2,389	24,339
Restructured real estate mortgages - 1 to 4 family	38	-	38
Total nonperforming loans	$21,988	2,389	24,377

	December 31, 2016
(dollars in thousands)	New York and other states	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$1,843	-	1,843
Other	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	17,727	1,659	19,386
Home equity loans	95	-	95
Home equity lines of credit	3,376	270	3,646
Installment	48	-	48
Total non-accrual loans	23,089	1,929	25,018
Restructured real estate mortgages - 1 to 4 family	42	-	42
Total nonperforming loans	$23,131	1,929	25,060

Aging of the recorded investment in past due loans by loan class and by region
The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2017 and 2016:

New York and other states:
	December 31, 2017
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$183	174	1,332	1,689	147,679	149,368
Other	-	-	100	100	23,506	23,606
Real estate mortgage - 1 to 4 family:
First mortgages	5,669	1,300	9,014	15,983	2,270,165	2,286,148
Home equity loans	6	-	45	51	66,404	66,455
Home equity lines of credit	489	18	2,139	2,646	260,629	263,275
Installment	46	17	25	88	7,053	7,141

Total	$6,393	1,509	12,655	20,557	2,775,436	2,795,993

Florida:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90+ Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$-	-	-	-	12,524	12,524
Other	-	-	-	-	709	709
Real estate mortgage - 1 to 4 family:
First mortgages	277	-	1,404	1,681	764,248	765,929
Home equity loans	-	-	-	-	13,989	13,989
Home equity lines of credit	-	-	-	-	45,641	45,641
Installment	3	5	26	34	1,588	1,622

Total	$280	5	1,430	1,715	838,699	840,414

Total:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$183	174	1,332	1,689	160,203	161,892
Other	-	-	100	100	24,215	24,315
Real estate mortgage - 1 to 4 family:
First mortgages	5,946	1,300	10,418	17,664	3,034,413	3,052,077
Home equity loans	6	-	45	51	80,393	80,444
Home equity lines of credit	489	18	2,139	2,646	306,270	308,916
Installment	49	22	51	122	8,641	8,763

Total	$6,673	1,514	14,085	22,272	3,614,135	3,636,407

New York and other states:
	December 31, 2016
(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$50	43	1,706	1,799	149,567	151,366
Other	-	-	-	-	27,539	27,539
Real estate mortgage - 1 to 4 family:
First mortgages	6,379	2,924	9,643	18,946	2,139,958	2,158,904
Home equity loans	50	3	74	127	60,765	60,892
Home equity lines of credit	685	111	1,839	2,635	283,951	286,586
Installment	34	32	15	81	6,967	7,048

Total	$7,198	3,113	13,277	23,588	2,668,747	2,692,335
Florida:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$-	-	-	-	12,243	12,243
Other	-	-	-	-	46	46
Real estate mortgage - 1 to 4 family:
First mortgages	1,942	69	1,255	3,266	661,917	665,183
Home equity loans	19	-	-	19	10,735	10,754
Home equity lines of credit	-	-	156	156	48,099	48,255
Installment	30	6	-	36	1,734	1,770

Total	$1,991	75	1,411	3,477	734,774	738,251

Total:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 + Days Past Due	Total 30+ days Past Due	Current	Total Loans

Commercial:
Commercial real estate	$50	43	1,706	1,799	161,810	163,609
Other	-	-	-	-	27,585	27,585
Real estate mortgage - 1 to 4 family:
First mortgages	8,321	2,993	10,898	22,212	2,801,875	2,824,087
Home equity loans	69	3	74	146	71,500	71,646
Home equity lines of credit	685	111	1,995	2,791	332,050	334,841
Installment	64	38	15	117	8,701	8,818

Total	$9,189	3,188	14,688	27,065	3,403,521	3,430,586

Activity in the allowance for loan losses by portfolio segment
Activity in the allowance for loan losses by portfolio segment is summarized as follows:

(dollars in thousands)	For the year ended December 31, 2017
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,929	38,231	730	43,890
Loans charged off:
New York and other states*	72	2,053	200	2,325
Florida	-	167	19	186
Total loan chargeoffs	72	2,220	219	2,511

Recoveries of loans previously charged off:
New York and other states*	96	596	26	718
Florida	-	73	-	73
Total recoveries	96	669	26	791
Net loans charged off	(24)	1,551	193	1,720
Provision for loan losses	(629)	2,397	232	2,000
Balance at end of period	$4,324	39,077	769	44,170

(dollars in thousands)	For the year ended December 31, 2016
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,491	39,753	518	44,762
Loans charged off:
New York and other states*	795	3,447	303	4,545
Florida	-	126	39	165
Total loan chargeoffs	795	3,573	342	4,710

Recoveries of loans previously charged off:
New York and other states*	207	613	64	884
Florida	-	4	-	4
Total recoveries	207	617	64	888
Net loans charged off	588	2,956	278	3,822
Provision for loan losses	1,026	1,434	490	2,950
Balance at end of period	$4,929	38,231	730	43,890

(dollars in thousands)	For the year ended December 31, 2015
	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total
Balance at beginning of period	$4,071	42,088	168	46,327
Loans charged off:
New York and other states*	779	4,631	168	5,578
Florida	-	320	17	337
Total loan chargeoffs	779	4,951	185	5,915

Recoveries of loans previously charged off:
New York and other states*	20	572	46	638
Florida	7	5	-	12
Total recoveries	27	577	46	650
Net loans charged off	752	4,374	139	5,265
Provision for loan losses	1,172	2,039	489	3,700
Balance at end of period	$4,491	39,753	518	44,762

Allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2017 and 2016:

	December 31, 2017
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,324	39,077	769	44,170

Total ending allowance balance	$4,324	39,077	769	44,170

Loans:
Individually evaluated for impairment	$2,248	22,032	-	24,280
Collectively evaluated for impairment	183,959	3,419,405	8,763	3,612,127

Total ending loans balance	$186,207	3,441,437	8,763	3,636,407

	December 31, 2016
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,929	38,231	730	43,890

Total ending allowance balance	$4,929	38,231	730	43,890

Loans:
Individually evaluated for impairment	$2,418	21,607	-	24,025
Collectively evaluated for impairment	188,776	3,208,967	8,818	3,406,561

Total ending loans balance	$191,194	3,230,574	8,818	3,430,586

Impaired loans by loan class
The following tables present impaired loans by loan class as of December 31, 2017 and 2016:

New York and other states:

	December 31, 2017
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,148	3,120	-	2,711
Other	100	100	-	87
Real estate mortgage - 1 to 4 family:
First mortgages	15,850	16,540	-	16,508
Home equity loans	270	291	-	263
Home equity lines of credit	2,606	2,847	-	2,193

Total	$20,974	22,898	-	21,762

Florida:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,707	2,813	-	2,335
Home equity loans	89	89	-	92
Home equity lines of credit	510	510	-	561

Total	$3,306	3,412	-	2,988

Total:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,148	3,120	-	2,711
Other	100	100	-	87
Real estate mortgage - 1 to 4 family:
First mortgages	18,557	19,353	-	18,843
Home equity loans	359	380	-	355
Home equity lines of credit	3,116	3,357	-	2,754

Total	$24,280	26,310	-	24,750

New York and other states:
	December 31, 2016
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,418	3,470	-	2,214
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	16,675	17,439	-	15,665
Home equity loans	269	305	-	251
Home equity lines of credit	1,999	2,160	-	1,806

Total	$21,361	23,374	-	19,936

Florida:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$-	-	-	-
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,009	2,100	-	1,800
Home equity loans	94	94	-	81
Home equity lines of credit	561	633	-	591

Total	$2,664	2,827	-	2,472

Total:

(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$2,418	3,470	-	2,214
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	18,684	19,539	-	17,465
Home equity loans	363	399	-	332
Home equity lines of credit	2,560	2,793	-	2,397

Total	$24,025	26,201	-	22,408

Modified loans by class that were determined to be TDR's
The following table presents modified loans by class that were determined to be TDR's that occurred:

	Year ended 12/31/2017			Year ended 12/31/2016			Year ended 12/31/2015
New York and other states*:		Pre- Modification	Post- Modification		Pre- Modification	Post-Modification		Pre- Modification	Post- Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Commercial:
Commercial real estate	4	$426	426	2	$401	401	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	44	5,653	5,653	30	2,871	2,871	35	4,797	4,797
Home equity loans	3	56	56	1	44	44	1	137	137
Home equity lines of credit	18	868	868	10	402	402	7	506	506

Total	69	$7,003	7,003	43	$3,718	3,718	43	$5,440	5,440

Florida:		Pre- Modification	Post-Modification		Pre- Modification	Post- Modification		Pre- Modification	Post- Modification
(dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment	Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	10	1,076	1,076	4	504	504	6	780	780
Home equity loans	-	-	-	1	45	45	-	-	-
Home equity lines of credit	2	95	95	1	6	6	4	107	107

Total	12	$1,171	1,171	6	$555	555	10	$887	887

Loans by class modified as TDR's for which there was a payment default
The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2017, 2016 and 2015 for which there was a payment default within 12 months of modification:

	Year ended 12/31/2017		Year ended 12/31/2016		Year ended 12/31/2015
New York and other states*:	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
(dollars in thousands)

Real estate mortgage - 1 to 4 family:
First mortgages	1	72	3	291	2	148
Home equity lines of credit	1	3	1	141	2	24

Total	2	$75	4	$432	4	$172

Florida:
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
(dollars in thousands)

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	-	$-
Home equity lines of credit	-	-	-	-	-	-

Total	-	$-	-	$-	-	$-

Risk category of loans by class of loans
As of December 31, 2017 and 2016, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2017
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$140,806	8,562	149,368
Other	21,936	1,670	23,606

	$162,742	10,232	172,974

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,406	118	12,524
Other	709	-	709

	$13,115	118	13,233

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$153,212	8,680	161,892
Other	22,645	1,670	24,315

	$175,857	10,350	186,207

	December 31, 2016
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$136,676	14,690	151,366
Other	25,442	2,097	27,539

	$162,118	16,787	178,905

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,243	-	12,243
Other	46	-	46

	$12,289	-	12,289

Total:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$148,919	14,690	163,609
Other	25,488	2,097	27,585

	$174,407	16,787	191,194